Basic and Diluted Net Loss (Income) Per Share - Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding	97,228,400	98,491,200	28,919,600
Restricted Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding	424,732,329	214,729,600	43,107,200
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding	2,231,316,096	1,100,500,800	292,940,000
Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average number of shares outstanding	1,456,000,000